Equity and Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Equity and Non-current Liabilities [Abstract]
Transaction Costs	The following transaction costs were recorded as a deduction from retained earnings:
in USD	2017	2016

Fees	-	6,193
Offering expenses	-	3,555,329
Total fees and expenses	-	3,561,521